Headline earnings - Dilutive shares (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Disclosure of earnings per share [Abstract]
Ordinary shares (in shares)	417,005,830	415,578,197	416,399,307
Fully vested options (in shares)	1,829,548	2,263,237	2,634,209
Weighted average number of shares (in shares)	418,835,378	417,841,434	419,033,516
Dilutive potential of share options (in shares)	0	644,570	447,934
Dilutive number of ordinary shares (in shares)	418,835,378	418,486,004	419,481,450